T. ROWE PRICE Global High Income Bond Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 3.5%
Corporate Bonds 3.5%
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 1,520,000 1,611
Braskem Netherlands Finance, 8.50%, 1/12/31 (USD) (1) 1,980,000 2,055
CSN Resources, 8.875%, 12/5/30 (USD) (1) 2,010,000 2,075
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,315,000 1,151
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  1,085,000 950
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 1,190,000 1,034
Klabin Austria, 3.20%, 1/12/31 (USD)  2,610,000 2,218
Suzano Austria, 3.75%, 1/15/31 (USD)  2,100,000 1,858
Total Brazil (Cost
$13,282
)
12,952
CANADA 1.5%
Corporate Bonds 1.5%
Jones Deslauriers Insurance Management, 8.50%, 3/15/30
(USD) (1) 2,505,000 2,611
Vermilion Energy, 6.875%, 5/1/30 (USD) (1) 3,110,000 3,025
Total Canada (Cost
$5,591
)
5,636
CHILE 1.7%
Corporate Bonds 1.7%
AES Andes, VR, 6.35%, 10/7/79 (USD) (2) 416,000 406
AES Andes, VR, 7.125%, 3/26/79 (USD) (2) 1,015,000 1,006
Agrosuper, 4.60%, 1/20/32 (USD) (1) 1,720,000 1,487
Banco de Credito e Inversiones, VR, 8.75% (USD) (1)(2)(3) 2,500,000 2,580
Mercury Chile Holdco, 6.50%, 1/24/27 (USD) (1) 1,030,000 999
Total Chile (Cost
$6,709
)
6,478
COLOMBIA 1.2%
Corporate Bonds 1.2%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 2,080,000 1,877
Ecopetrol, 4.625%, 11/2/31 (USD)  1,315,000 1,095
Ecopetrol, 5.875%, 5/28/45 (USD)  875,000 654
Ecopetrol, 8.375%, 1/19/36 (USD)  770,000 777
Ecopetrol, 8.875%, 1/13/33 (USD)  220,000 233
Total Colombia (Cost
$4,826
)
4,636

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
FRANCE 3.8%
Corporate Bonds 3.8%
Altice France, 4.25%, 10/15/29 (1) 885,000 666
Altice France, 5.875%, 2/1/27  1,460,000 1,215
Altice France Holding, 4.00%, 2/15/28  5,800,000 1,463
Banijay Entertainment, 7.00%, 5/1/29 (1) 1,340,000 1,515
Iliad Holding, 5.125%, 10/15/26  2,300,000 2,452
IPD 3, 8.00%, 6/15/28 (1) 1,715,000 1,958
Loxam, 3.75%, 7/15/26  1,010,000 1,076
Loxam, 6.375%, 5/31/29 (1) 1,905,000 2,135
Loxam, 6.375%, 5/31/29  955,000 1,070
UBS, 5.125%, 10/15/26 (1) 620,000 661
Total France (Cost
$18,345
)
14,211
GERMANY 3.5%
Corporate Bonds 3.5%
Gruenenthal, 3.625%, 11/15/26 (1) 410,000 433
Gruenenthal, 3.625%, 11/15/26  1,975,000 2,084
Gruenenthal, 4.125%, 5/15/28 (1) 210,000 219
Gruenenthal, 4.125%, 5/15/28  520,000 543
Gruenenthal, 6.75%, 5/15/30 (1) 645,000 735
ProGroup, 5.375%, 4/15/31 (1) 3,730,000 4,013
TK Elevator Holdco, 6.625%, 7/15/28 (1) 724,500 756
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (1) 1,435,000 1,381
ZF Finance, 2.25%, 5/3/28  900,000 891
ZF North America Capital, 6.875%, 4/14/28 (USD) (1) 1,735,000 1,789
Total Germany (Cost
$12,868
)
12,844
GHANA 0.6%
Corporate Bonds 0.6%
Kosmos Energy, 7.125%, 4/4/26 (USD) (1) 1,485,000 1,463
Kosmos Energy, 7.75%, 5/1/27 (USD) (1) 740,000 731
Total Ghana (Cost
$2,222
)
2,194
GUATEMALA 0.8%
Corporate Bonds 0.8%
CT Trust, 5.125%, 2/3/32 (USD) (1) 1,210,000 1,074
CT Trust, 5.125%, 2/3/32 (USD)  905,000 803

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Millicom International Cellular, 7.375%, 4/2/32 (USD) (1) 1,110,000 1,115
Total Guatemala (Cost
$3,141
)
2,992
INDIA 0.5%
Corporate Bonds 0.5%
Greenko Power II, 4.30%, 12/13/28 (USD)  2,205,000 2,026
Total India (Cost
$1,873
)
2,026
ISRAEL 1.1%
Corporate Bonds 1.1%
Bank Leumi Le-Israel, VR, 7.129%, 7/18/33 (USD) (1)(2) 710,000 699
Teva Pharmaceutical Finance Netherlands II, 3.75%, 5/9/27
(EUR)  400,000 418
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 761
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29
(EUR)  965,000 1,156
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  825,000 1,035
Total Israel (Cost
$3,961
)
4,069
ITALY 3.0%
Corporate Bonds 3.0%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 8.776%, 5/14/27  1,665,000 1,805
IMA Industria Macchine Automatiche, 3.75%, 1/15/28 (1) 905,000 921
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  1,665,000 1,694
Itelyum Regeneration, 4.625%, 10/1/26 (1) 840,000 887
Itelyum Regeneration, 4.625%, 10/1/26  900,000 951
Lottomatica, FRN, 3M EURIBOR + 4.125%, 8.067%, 6/1/28 (1) 1,200,000 1,306
Lottomatica, FRN, 3M EURIBOR + 4.125%, 8.067%, 6/1/28  1,010,000 1,099
Nexi, 2.125%, 4/30/29  1,700,000 1,643
Telecom Italia, 7.875%, 7/31/28  570,000 674
Total Italy (Cost
$11,259
)
10,980
LUXEMBOURG 1.9%
Corporate Bonds 1.9%
Albion Financing 1, 6.125%, 10/15/26 (USD) (1) 2,410,000 2,383
Altice Financing, 5.00%, 1/15/28 (USD) (1) 1,995,000 1,641
Altice Finco, 4.75%, 1/15/28  2,775,000 2,030
Monitchem HoldCo 3, 8.75%, 5/1/28 (1) 175,000 191

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Monitchem HoldCo 3, 8.75%, 5/1/28  875,000 956
Total Luxembourg (Cost
$8,182
)
7,201
MAURITIUS 1.0%
Corporate Bonds 1.0%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 2,110,000 2,050
Axian Telecom, 7.375%, 2/16/27 (USD)  1,620,000 1,573
Total Mauritius (Cost
$3,648
)
3,623
MEXICO 4.7%
Corporate Bonds 4.7%
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 2,525,000 2,593
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (2) 1,785,000 1,690
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(2) 745,000 772
BBVA Bancomer, VR, 8.45%, 6/29/38 (USD) (1)(2) 730,000 771
Cemex, VR, 9.125% (USD) (1)(2)(3) 2,480,000 2,696
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 596
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,333
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  1,585,000 1,418
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  3,030,000 2,017
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  3,580,000 2,577
Total Mexico (Cost
$18,417
)
17,463
MOROCCO 0.5%
Corporate Bonds 0.5%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  1,770,000 1,687
Total Morocco (Cost
$1,675
)
1,687
NETHERLANDS 3.0%
Corporate Bonds 3.0%
Boels Topholding, 6.25%, 2/15/29 (1) 495,000 550
Boels Topholding, 6.25%, 2/15/29  980,000 1,089
Boost Newco Borrower, 8.50%, 1/15/31 (GBP) (1) 330,000 449
Compact Bidco, 5.75%, 5/1/26  920,000 449
House of HR Group, 9.00%, 11/3/29 (1) 430,000 488
LeasePlan, VR, 7.375% (2)(3) 2,560,000 2,762
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(4) 740,000 808
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (4) 825,000 901

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UPCB Finance VII, 3.625%, 6/15/29  970,000 991
Ziggo Bond, 3.375%, 2/28/30 (1) 710,000 652
Ziggo Bond, 3.375%, 2/28/30  2,180,000 2,003
Total Netherlands (Cost
$11,985
)
11,142
PANAMA 0.5%
Corporate Bonds 0.5%
Banco General, VR, 5.25% (USD) (1)(2)(3) 865,000 739
C&W Senior Finance, 6.875%, 9/15/27 (USD) (1) 1,090,000 1,031
Total Panama (Cost
$1,934
)
1,770
PERU 0.7%
Corporate Bonds 0.7%
Banco Internacional del Peru Interbank, VR, 7.625%, 1/16/34
(USD) (1)(2) 1,400,000 1,459
Minsur, 4.50%, 10/28/31 (USD) (1) 1,130,000 991
Total Peru (Cost
$2,520
)
2,450
POLAND 0.5%
Corporate Bonds 0.5%
InPost, 2.25%, 7/15/27 (EUR)  1,885,000 1,907
Total Poland (Cost
$1,845
)
1,907
ROMANIA 1.3%
Corporate Bonds 1.3%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (2) 1,100,000 1,260
RCS & RDS, 2.50%, 2/5/25 (EUR)  800,000 845
RCS & RDS, 3.25%, 2/5/28 (EUR) (1) 800,000 806
RCS & RDS, 3.25%, 2/5/28 (EUR)  2,100,000 2,116
Total Romania (Cost
$4,876
)
5,027
SERBIA 0.4%
Corporate Bonds 0.4%
United Group, 3.625%, 2/15/28 (EUR)  1,425,000 1,446
Total Serbia (Cost
$1,642
)
1,446

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SLOVENIA 0.4%
Corporate Bonds 0.4%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26 (2) 1,500,000 1,666
Total Slovenia (Cost
$1,664
)
1,666
SOUTH AFRICA 0.5%
Corporate Bonds 0.5%
Sappi Papier Holding, 3.625%, 3/15/28 (EUR)  1,780,000 1,857
Total South Africa (Cost
$1,707
)
1,857
SPAIN 1.7%
Corporate Bonds 1.7%
Cirsa Finance International, 4.50%, 3/15/27  685,000 723
Cirsa Finance International, 6.50%, 3/15/29 (1) 875,000 965
Cirsa Finance International, 6.50%, 3/15/29  835,000 921
Cirsa Finance International, 7.875%, 7/31/28 (1) 1,250,000 1,425
Cirsa Finance International, 10.375%, 11/30/27 (1) 315,000 366
Lorca Telecom Bondco, 4.00%, 9/18/27 (1) 1,250,000 1,310
Lorca Telecom Bondco, 4.00%, 9/18/27  565,000 592
Total Spain (Cost
$6,314
)
6,302
SWEDEN 0.8%
Corporate Bonds 0.8%
Verisure Holding, 3.25%, 2/15/27 (EUR)  1,810,000 1,869
Verisure Holding, 7.125%, 2/1/28 (EUR) (1) 235,000 264
Verisure Holding, 7.125%, 2/1/28 (EUR)  520,000 585
Verisure Holding, 9.25%, 10/15/27 (EUR) (1) 310,000 357
Total Sweden (Cost
$2,866
)
3,075
SWITZERLAND 0.1%
Corporate Bonds 0.1%
UBS Group, VR, 9.25% (USD) (1)(2)(3) 200,000 217
Total Switzerland (Cost
$200
)
217

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.5%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 178
178
Corporate Bonds 0.5%
HTA Group, 7.00%, 12/18/25 (USD) (1) 1,225,000 1,224
HTA Group, 7.00%, 12/18/25 (USD)  465,000 465
1,689
Total Tanzania (Cost
$1,885
)
1,867
TÜRKIYE 0.3%
Corporate Bonds 0.3%
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)  1,300,000 1,300
Total Türkiye (Cost
$1,300
)
1,300
UNITED KINGDOM 8.3%
Corporate Bonds 8.3%
Bellis Acquisition, 3.25%, 2/16/26 (1) 720,000 857
Bellis Acquisition, 3.25%, 2/16/26  150,000 179
CPUK Finance, 4.50%, 8/28/27  1,200,000 1,378
Deuce Finco, 5.50%, 6/15/27 (1) 1,185,000 1,414
Deuce Finco, 5.50%, 6/15/27  1,470,000 1,754
Drax Finco, 6.625%, 11/1/25 (USD) (1) 700,000 695
eG Global Finance, 12.00%, 11/30/28 (USD) (1) 1,115,000 1,179
Iceland Bondco, 4.625%, 3/15/25  100,000 125
Iceland Bondco, 10.875%, 12/15/27 (1) 410,000 545
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 9.401%, 12/15/27
(EUR) (1) 465,000 505
INEOS Finance, 6.375%, 4/15/29 (EUR) (1) 1,915,000 2,065
INEOS Quattro Finance 2, 2.50%, 1/15/26 (EUR)  980,000 1,020
Jaguar Land Rover Automotive, 4.50%, 7/15/28 (EUR) (1) 740,000 792
Jerrold Finco, 5.25%, 1/15/27  2,005,000 2,413
Kane Bidco, 5.00%, 2/15/27 (EUR)  2,520,000 2,619
Merlin Entertainments Group U.S. Holdings, 7.375%, 2/15/31
(USD) (1) 490,000 492
Motion Finco, 7.375%, 6/15/30 (EUR)  1,785,000 2,008
Nomad Foods Bondco, 2.50%, 6/24/28 (EUR)  1,500,000 1,507
Pinewood Finance, 3.625%, 11/15/27 (1) 1,075,000 1,266
Pinnacle Bidco, 8.25%, 10/11/28 (EUR) (1) 650,000 732
Pinnacle Bidco, 8.25%, 10/11/28 (EUR)  300,000 338

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Pinnacle Bidco, 10.00%, 10/11/28 (1) 655,000 860
RAC Bond, 5.25%, 11/4/27 (1) 1,690,000 1,999
Virgin Media Secured Finance, 4.125%, 8/15/30  1,380,000 1,467
Vmed O2 U.K. Financing I, 3.25%, 1/31/31 (EUR) (1) 485,000 461
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,287
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 848
Total United Kingdom (Cost
$32,849
)
30,805
UNITED STATES 48.7%
Bank Loans 7.6% (5)
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.18%, 12/10/29 (6) 2,460,000 2,416
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.827%, 2/12/27  80,183 80
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.827%, 2/14/31  785,000 786
AssuredPartners, FRN, 1M TSFR + 3.75%, 9.077%, 2/12/27  1,149,060 1,150
Asurion, FRN, 1M TSFR + 5.25%, 10.692%, 1/31/28  785,424 705
Asurion, FRN, 1M TSFR + 5.25%, 10.692%, 1/20/29  1,335,000 1,189
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 8.58%, 2/15/29  1,290,081 1,276
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.677%, 5/10/27  781,859 772
Boxer Parent, FRN, 1M TSFR + 4.25%, 9.58%, 12/29/28 (6) 1,526,575 1,535
Capstone Borrower, FRN, 1M TSFR + 3.75%, 9.052%, 6/17/30  384,260 384
Chobani, FRN, 1M TSFR + 3.75%, 9.075%, 10/25/27  648,057 651
Cloud Software Group, FRN, 1M TSFR + 4.50%, 9.909%,
3/30/29  591,998 589
Clydesdale Acquisition Holdings, FRN, 1M TSFR + 3.75%,
4/13/29 (6) 925,000 926
CP Iris Holdco I, FRN, 1M TSFR + 7.00%, 12.427%, 10/1/29 (7) 550,000 509
Ellucian Holdings, FRN, 1M TSFR + 3.50%, 8.93%, 10/9/29  1,162,964 1,167
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
11.571%, 5/21/29  1,872,726 1,845
HUB International, FRN, 1M TSFR + 3.25%, 8.574%, 6/20/30  280,000 280
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.945%, 9/6/25  2,237,011 2,214
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.195%, 7/24/26  173,968 172
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.195%, 9/6/26  767,701 713
MIWD Holdco II, FRN, 1M USD LIBOR + 3.50%, 3/20/31 (6) 705,000 708
Naked Juice, FRN, 3M TSFR + 6.00%, 11.402%, 1/24/30  496,156 400
Ontario Gaming GTA, FRN, 1M TSFR + 4.25%, 9.559%,
8/1/30 (6) 914,635 917
Osaic Holdings, FRN, 1M USD LIBOR + 4.00%, 8/16/28 (6) 445,000 446
Proampac PG Borrower, FRN, 1M TSFR + 4.50%, 9.806%,
9/15/28  430,000 430
Proampac PG Borrower, FRN, 1M USD LIBOR + 4.00%,
9/15/28 (6)(7) 220,000 220
RealPage, FRN, 1M TSFR + 6.50%, 11.945%, 4/23/29  2,435,000 2,409
Triton Water Holdings, FRN, 1M TSFR + 4.00%, 9.327%, 3/31/28  518,700 513

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Truist Insurance Holdings, FRN, 1M USD LIBOR + 3.25%,
3/22/31 (6) 1,125,000 1,123
Truist Insurance Holdings, FRN, 1M USD LIBOR + 4.75%,
3/8/32 (6) 1,265,000 1,271
Woof Holdings, FRN, 1M TSFR + 3.75%, 9.321%, 12/21/27  327,414 259
28,055
Corporate Bonds 40.5%
AG Issuer, 6.25%, 3/1/28 (1) 310,000 302
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 1,125,000 1,043
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 830,000 814
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 925,000 933
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  2,510,000 2,502
Allied Universal Holdco, 4.875%, 6/1/28 (GBP)  430,000 490
Allied Universal Holdco, 6.00%, 6/1/29 (1) 395,000 340
American Finance Trust, 4.50%, 9/30/28 (1) 1,280,000 1,091
AmeriGas Partners, 9.375%, 6/1/28 (1) 1,254,000 1,292
Antero Resources, 5.375%, 3/1/30 (1) 1,230,000 1,181
Aretec Group, 7.50%, 4/1/29 (1) 1,205,000 1,140
Aretec Group, 10.00%, 8/15/30 (1) 850,000 927
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 717,000 750
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 1,235,000 1,375
AthenaHealth Group, 6.50%, 2/15/30 (1) 755,000 689
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 485,000 503
B&G Foods, 5.25%, 9/15/27  880,000 818
B&G Foods, 8.00%, 9/15/28 (1) 875,000 910
Bausch + Lomb, 8.375%, 10/1/28 (1) 1,860,000 1,925
Boost Newco Borrower, 7.50%, 1/15/31 (1) 1,055,000 1,101
Calpine, 5.00%, 2/1/31 (1) 2,670,000 2,450
Capstone Borrower, 8.00%, 6/15/30 (1) 1,170,000 1,209
Carnival, 1.00%, 10/28/29 (EUR)  595,000 502
Carnival, 6.00%, 5/1/29 (1) 840,000 827
Carnival, 7.625%, 3/1/26 (EUR) (1) 1,930,000 2,121
Carnival, 7.625%, 3/1/26 (EUR)  1,385,000 1,522
Carnival, 7.625%, 3/1/26 (1) 1,040,000 1,050
CCO Holdings, 4.25%, 2/1/31 (1) 925,000 753
CCO Holdings, 4.50%, 8/15/30 (1) 2,410,000 2,018
CCO Holdings, 6.375%, 9/1/29 (1) 280,000 265
CEC Entertainment, 6.75%, 5/1/26 (1) 1,740,000 1,723
Central Parent, 7.25%, 6/15/29 (1) 2,270,000 2,307
Central Parent, 8.00%, 6/15/29 (1) 215,000 223
Chesapeake Energy, 6.75%, 4/15/29 (1) 1,035,000 1,043
Chobani, 4.625%, 11/15/28 (1) 1,345,000 1,254
Chobani, 7.625%, 7/1/29 (1) 615,000 623
CHS, 5.25%, 5/15/30 (1) 1,585,000 1,288
CHS, 6.875%, 4/1/28 (1) 1,100,000 759

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHS, 6.875%, 4/15/29 (1) 1,605,000 1,192
CHS, 8.00%, 3/15/26 (1) 425,000 423
Cinemark USA, 5.25%, 7/15/28 (1) 1,835,000 1,734
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 2,255,000 2,123
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 400,000 330
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 475,000 493
Cloud Software Group, 6.50%, 3/31/29 (1) 1,545,000 1,462
Cloud Software Group, 9.00%, 9/30/29 (1) 1,175,000 1,122
Clydesdale Acquisition Holdings, 8.75%, 4/15/30 (1) 1,345,000 1,320
CMG Media, 8.875%, 12/15/27 (1) 2,750,000 1,829
Comstock Resources, 6.75%, 3/1/29 (1) 2,585,000 2,465
Constellium, 3.125%, 7/15/29 (EUR)  995,000 992
Crescent Energy Finance, 7.625%, 4/1/32 (1) 2,345,000 2,363
Crescent Energy Finance, 9.25%, 2/15/28 (1) 460,000 485
CSC Holdings, 5.50%, 4/15/27 (1) 530,000 473
CSC Holdings, 6.50%, 2/1/29 (1) 690,000 585
CSC Holdings, 7.50%, 4/1/28 (1) 825,000 555
CSC Holdings, 11.25%, 5/15/28 (1) 770,000 762
CSC Holdings, 11.75%, 1/31/29 (1) 800,000 801
Dana Financing Luxembourg, 3.00%, 7/15/29 (EUR)  1,030,000 1,001
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 1,559,000 1,850
Diamond Foreign Asset, 8.50%, 10/1/30 (1) 1,755,000 1,843
DISH DBS, 5.125%, 6/1/29  845,000 351
DISH DBS, 5.75%, 12/1/28 (1) 263,000 181
DISH DBS, 7.75%, 7/1/26  445,000 296
Ferrellgas, 5.875%, 4/1/29 (1) 3,040,000 2,896
Global Net Lease, 3.75%, 12/15/27 (1) 1,590,000 1,359
Goodyear Tire & Rubber, 5.25%, 7/15/31  75,000 68
GrafTech Global Enterprises, 9.875%, 12/15/28 (1) 159,000 118
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 1,085,000 1,083
Hilcorp Energy I, 5.75%, 2/1/29 (1) 255,000 248
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,435,000 1,399
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 276
Hilcorp Energy I, 6.25%, 4/15/32 (1) 1,145,000 1,122
HUB International, 5.625%, 12/1/29 (1) 1,500,000 1,404
HUB International, 7.375%, 1/31/32 (1) 665,000 668
iHeartCommunications, 4.75%, 1/15/28 (1) 500,000 349
iHeartCommunications, 5.25%, 8/15/27 (1) 975,000 702
iHeartCommunications, 6.375%, 5/1/26  520,000 442
iHeartCommunications, 8.375%, 5/1/27  825,000 456
Kinetik Holdings, 6.625%, 12/15/28 (1) 2,220,000 2,251
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (1)(4) 1,804,250 1,536
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 990,000 827
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 1,487,000 1,390
Legacy LifePoint Health, 4.375%, 2/15/27 (1) 370,000 351

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Life Time, 5.75%, 1/15/26 (1) 964,000 957
Life Time, 8.00%, 4/15/26 (1) 885,000 896
LifePoint Health, 5.375%, 1/15/29 (1) 820,000 672
LifePoint Health, 9.875%, 8/15/30 (1) 1,395,000 1,458
LifePoint Health, 11.00%, 10/15/30 (1) 570,000 609
Madison IAQ, 5.875%, 6/30/29 (1) 850,000 778
McAfee, 7.375%, 2/15/30 (1) 2,090,000 1,923
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 2,750,000 2,344
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  900,000 774
MPT Operating Partnership, 2.50%, 3/24/26 (GBP)  735,000 793
MPT Operating Partnership, 5.00%, 10/15/27  925,000 775
Navient, 4.875%, 3/15/28  705,000 654
Navient, 5.50%, 3/15/29  400,000 371
Navient, 5.625%, 8/1/33  587,000 483
Navient, 9.375%, 7/25/30  1,230,000 1,310
NCL, 5.875%, 3/15/26 (1) 335,000 330
NCL, 5.875%, 2/15/27 (1) 690,000 680
NCL, 7.75%, 2/15/29 (1) 1,370,000 1,418
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 2,610,000 2,463
New Albertsons, 7.45%, 8/1/29  4,000 4
NGL Energy Operating, 8.125%, 2/15/29 (1) 845,000 864
NGL Energy Operating, 8.375%, 2/15/32 (1) 1,240,000 1,271
OneMain Finance, 7.875%, 3/15/30  575,000 592
OneMain Finance, 9.00%, 1/15/29  2,525,000 2,680
Organon, 2.875%, 4/30/28 (EUR) (1) 205,000 205
Organon, 5.125%, 4/30/31 (1) 2,150,000 1,900
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1) 505,000 506
Rivian Holdings, FRN, 6M TSFR + 6.03%, 11.493%, 10/15/26 (1) 1,815,000 1,829
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 1,735,000 1,748
Seadrill Finance, 8.375%, 8/1/30 (1) 1,950,000 2,028
Service Properties Trust, 7.50%, 9/15/25  885,000 896
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.079%,
12/15/28 (1) 1,095,000 1,070
Stagwell Global, 5.625%, 8/15/29 (1) 1,950,000 1,765
Summit Materials, 7.25%, 1/15/31 (1) 640,000 663
Talen Energy Supply, 8.625%, 6/1/30 (1) 1,491,000 1,594
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 1,135,000 1,075
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 915,000 853
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 785,000 787
Tenneco, 8.00%, 11/17/28 (1) 2,960,000 2,701
Townsquare Media, 6.875%, 2/1/26 (1) 1,915,000 1,867
Transocean Aquila, 8.00%, 9/30/28 (1) 1,575,000 1,610
Triton Water Holdings, 6.25%, 4/1/29 (1) 2,290,000 2,078
UKG, 6.875%, 2/1/31 (1) 2,170,000 2,203
Univision Communications, 7.375%, 6/30/30 (1) 1,715,000 1,689
Univision Communications, 8.00%, 8/15/28 (1) 500,000 509

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 495,000 444
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 620,000 550
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 430,000 431
Venture Global LNG, 8.375%, 6/1/31 (1) 2,860,000 2,942
Venture Global LNG, 9.50%, 2/1/29 (1) 555,000 598
Venture Global LNG, 9.875%, 2/1/32 (1) 455,000 489
Vistra, VR, 7.00% (1)(2)(3) 259,000 256
Vistra, VR, 8.00% (1)(2)(3) 845,000 858
Vistra, Series C, VR, 8.875% (1)(2)(3) 1,425,000 1,475
150,757
Municipal Securities 0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 3,861,402 2,232
2,232
Total United States (Cost
$182,641
)
181,044
SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 4.1%
T. Rowe Price Government Reserve Fund, 5.39% (9)(10) 15,295,189 15,295
Total Short-Term Investments (Cost $15,295) 15,295
Total Investments in Securities 101.1%
(Cost $387,522) $ 376,162
Other Assets Less Liabilities (1.1)% (4,227)
Net Assets 100.0% $ 371,935
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$216,701 and represents 58.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) All or a portion of this loan is unsettled as of March 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) Level 3 in fair value hierarchy.
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 4/3/24 USD 762 EUR 698 $ 9
HSBC Bank 4/3/24 EUR 1,056 USD 1,148 (9)
HSBC Bank 4/3/24 GBP 14,147 USD 17,870 (14)
HSBC Bank 5/2/24 USD 17,873 GBP 14,147 14
JPMorgan Chase 4/2/24 USD 345 EUR 318 2
JPMorgan Chase 4/3/24 USD 9,774 EUR 8,930 137
JPMorgan Chase 4/3/24 USD 1,151 GBP 898 17
RBC Dominion Securities 4/3/24 EUR 89,407 USD 96,560 (80)
RBC Dominion Securities 4/3/24 USD 89,748 EUR 82,835 362
RBC Dominion Securities 5/3/24 USD 97,615 EUR 90,273 87
Standard Chartered 4/2/24 EUR 318 USD 348 (5)
Standard Chartered 4/3/24 EUR 1,022 USD 1,119 (16)
State Street 4/3/24 EUR 978 USD 1,062 (6)
UBS Investment Bank 4/3/24 USD 16,745 GBP 13,248 23
Net unrealized gain (loss) on open forward
currency exchange contracts $ 521

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 203+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 5,239  ¤  ¤ $ 15,295^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $203 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,295.

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Global High Income Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of

T. ROWE PRICE Global High Income Bond Fund

judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 332,812 $ — $ 332,812
Bank Loans — 27,326 729 28,055
Short-Term Investments 15,295 — — 15,295
Total Securities 15,295 360,138 729 376,162
Forward Currency Exchange
Contracts — 651 — 651
Total $ 15,295 $ 360,789 $ 729 $ 376,813
Liabilities
Forward Currency Exchange
Contracts $ — $ 130 $ — $ 130
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F36-054Q1 03/24